Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 4.2%
U.S. Equity Funds - 2.5%
SPDR S&P 500 ETF Trust	23,729	$ 12,411,928
Vanguard Value ETF (A)	65,894	10,731,497

		23,143,425

U.S. Fixed Income Fund - 1.7%
Vanguard Total Bond Market ETF	217,749	15,815,110

Total Exchange-Traded Funds (Cost $36,780,060)		38,958,535

INVESTMENT COMPANIES - 95.6%
International Alternative Fund - 0.0% (B)
Transamerica Global Allocation Liquidating Trust (C) (D) (E) (F)	13,521	15,880

International Equity Funds - 16.6%
Transamerica International Focus VP (D)	7,229,166	67,592,704
Transamerica Morgan Stanley Capital Growth VP (D)	3,710,436	21,965,780
Transamerica TS&W International Equity VP (D)	4,314,015	64,494,524

		154,053,008

U.S. Equity Funds - 53.3%
Transamerica JPMorgan Enhanced Index VP (D)	11,585,886	307,141,828
Transamerica Large Cap Value (D)	5,912,512	84,312,424
Transamerica Small Cap Growth (D)	2,062,921	14,564,219
Transamerica Small Cap Value (D)	2,219,974	12,898,048
Transamerica WMC US Growth VP (D)	1,871,710	76,122,437

		495,038,956

U.S. Fixed Income Funds - 25.7%
Transamerica Aegon Core Bond VP (D)	9,205,620	100,341,258
Transamerica Bond (D)	12,624,615	101,501,907
Transamerica Short-Term Bond (D)	3,725,803	36,252,063

		238,095,228

Total Investment Companies (Cost $792,354,128)		887,203,072

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
Fixed Income Clearing Corp., 2.50% (G), dated 03/28/2024, to be repurchased at $946,808 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.00%, due 12/15/2025, and with a value of $965,548.	$ 946,545	946,545

Total Repurchase Agreement (Cost $946,545)		946,545

Total Investments (Cost $830,080,733)		927,108,152
Net Other Assets (Liabilities) - 0.1%		1,176,851

Net Assets - 100.0%		$ 928,285,003

Transamerica Series Trust	Page 1

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$38,958,535	$—	$—	$38,958,535
Investment Companies	887,187,192	—	—	887,187,192
Repurchase Agreement	—	946,545	—	946,545

Total	$926,145,727	$946,545	$—	$927,092,272

Investment Companies Measured at Net Asset Value (F)				15,880

Total Investments				$927,108,152

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $10,618,472 collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $10,839,500. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Non-income producing security.
(D)	Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of funds within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2024	Shares as of March 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Core Bond VP	$160,336,297	$—	$(58,500,000)	$(1,445,775)	$(49,264)	$100,341,258	9,205,620	$—	$—
Transamerica Bond	158,957,680	1,461,675	(56,500,000)	(2,177,369)	(240,079)	101,501,907	12,624,615	1,461,675	—
Transamerica Global Allocation Liquidating Trust	16,809	—	—	—	(929)	15,880	13,521	—	—
Transamerica International Focus VP	56,306,320	8,000,000	(1,300,000)	84,607	4,501,777	67,592,704	7,229,166	—	—
Transamerica JPMorgan Enhanced Index VP	270,559,111	36,000,000	(27,600,000)	2,687,038	25,495,679	307,141,828	11,585,886	—	—
Transamerica Large Cap Value	66,808,728	8,942,885	—	—	8,560,811	84,312,424	5,912,512	242,885	—
Transamerica Morgan Stanley Capital Growth VP	18,137,609	2,600,000	—	—	1,228,171	21,965,780	3,710,436	—	—
Transamerica Short-Term Bond	10,015,696	26,236,303	—	—	64	36,252,063	3,725,803	236,303	—
Transamerica Small Cap Growth	12,023,153	1,700,000	—	—	841,066	14,564,219	2,062,921	—	—
Transamerica Small Cap Value	12,476,252	—	—	—	421,796	12,898,048	2,219,974	—	—
Transamerica TS&W International Equity VP	54,779,361	7,600,000	—	—	2,115,163	64,494,524	4,314,015	—	—
Transamerica WMC US Growth VP	61,001,722	6,800,000	—	—	8,320,715	76,122,437	1,871,710	—	—

Total	$881,418,738	$99,340,863	$(143,900,000)	$(851,499)	$51,194,970	$887,203,072	64,476,179	$1,940,863	$—

(E)	Restricted security. At March 31, 2024, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$139,107	$15,880	0.0	%(B)

Transamerica Series Trust	Page 2

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(G)	Rate disclosed reflects the yield at March 31, 2024.
(H)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 3

Transamerica BlackRock Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica BlackRock Tactical Allocation VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Page 4